[LETTERHEAD OF CLIFFORD CHANCE US LLP]

June 3, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund, Inc. (the “Fund”)
Securities Act File No. 33-23166
Post-Effective Amendment No. 76
Investment Company Act File No. 811-05624
Amendment No. 77

Dear Sir or Madam:

Attached herewith for filing is Post-Effective Amendment No. 76 to the Fund’s Registration Statement on Form N-1A relating to the Class L shares of common stock of the Emerging Markets Debt Portfolio, Global Real Estate Portfolio and International Growth Active Extension Portfolio that we anticipate going effective on June 9, 2008.  In connection with the filing of Post-Effective Amendment No. 76 to this Fund’s Registration Statement on Form N-1A, we hereby represent, pursuant to Rule 485(b), that the said Post-Effective Amendment No. 76 filed pursuant to Rule 485(b) under the Securities Act of 1933 does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b).

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Daniel Burton of Morgan Stanley at (212) 296-6980.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss